LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt, Excluding Current Maturities, Alternative [Abstract]
First year	$ 1,337	$ 509
Second year	1,029
Third year	934
Fourth year	846
Fifth year and thereafter	53
Total long-term debt	$ 4,199	$ 2,347